Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2023
Dates
31-Oct-2023
Actual/360 Days
30
30/360 Days
30
15-Nov-2023
15-Nov-2023
Collection Period No.
26
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Oct-2023
13-Nov-2023
14-Nov-2023
15-Nov-2023
16-Oct-2023
15-Oct-2023
Summary
Beginning
Balance
0.00
0.00
364,289,151.12
130,000,000.00
Principal
Payment
0.00
0.00
26,509,751.28
0.00
Ending
Balance
0.00
0.00
337,779,399.84
130,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
47.338842
0.000000
Initial
Balance
332,500,000.00
560,000,000.00
560,000,000.00
130,000,000.00
Note
Factor
0.000000
0.000000
0.603177
1.000000
494,289,151.12
467,779,399.84
26,509,751.28
T
otal Note Balance
1,582,500,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
40,576,974.05
534,866,125.17
9,694,184.36
544,560,309.53
40,576,974.05
508,356,373.89
9,125,514.63
517,481,888.52
40,578,961.98
1,623,078,961.98
34,735,936.60
1,657,814,898.58
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
40,578,961.98
40,576,974.05
40,576,974.05
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
0.210000%
0.460000%
0.730000%
Interest
Payment
0.00
0.00
139,644.17
79,083.33
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.249365
0.608333
Interest & Principal
Payment
0.00
0.00
26,649,395.45
79,083.33
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
47.588206
0.608333
$26,728,478.78
T
otal
$218,727.50

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
28,995,727.35
0.00
28,995,727.35
26,375,791.54
1,698,893.09
455,861.32
361,418.34
0.00
0.00
103,763.06
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
453,800.26
0.00
0.00
218,727.50
0.00
0.00
26,509,751.28
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
28,995,727.35
1,813,448.31
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
453,800.26
0.00
0.00
0.00
453,800.26
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
218,727.50
0.00
0.00
139,644.17
79,083.33
0.00
0.00
0.00
0.00
0.00
218,727.50
0.00
0.00
139,644.17
79,083.33
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
218,727.50
218,727.50
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
26,509,751.28
0.00
0.00
0.00
26,509,751.28
Aggregate Principal Distributabl
e
Amount
26,509,751.28
26,509,751.28
0.00

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,057,697.40
0.00
4,057,697.40
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
14,443.69
89,319.37
103,763.06
4,057,697.40
0.00
14,443.69
14,443.69
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2023
Pool Statistics
Pool Data
3.72%
32.63
36.24
Cutoff Date Pool Balance
Amount
1,657,814,898.58
Pool Balance beginning of Collection Period
544,560,309.53
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
517,481,888.52
25,417
26,028
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
44,343
19,212,451.51
7,163,340.03
0.00
702,629.47
Pool Factor
31.21%
3.59%
55.46
9.86

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
25,417
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.85%
0.81%
0.24%
0.10%
100.00%
511,509,364.72
4,194,509.51
1,253,434.32
524,579.97
517,481,888.52
25,215
143
43
16
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.344%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
11,727.84
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.293%
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
7,071,885.29
(104,327.60)
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
33
603
Losses
(1)
Amount
702,629.47
455,150.76
351,806.31
Number of Receivables
Number of Receivables
Amount
19,971,990.99
7,628,886.70
5,271,219.00
Current
Cumulative
0.427%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
(0.236%)
0.338
%
0.638
%
0.431%